Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Gain on cash flow hedges (interest-rate swap agreements) (Notes 5, 17)	$ 10	$ 12
Gain on transfer of other post-employment benefits (OPEB) (Note 19)	2	0
Other	11	5
Other comprehensive loss	23	17
Amount reclassified, after tax gain (loss)	2	(8)
Amount reclassified, pre-tax gain (loss)	$ 3	$ (12)